Segment Analysis - Segmental Results of Operations (Detail) - JPY (¥) ¥ in Billions	12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021	Mar. 31, 2020
Disclosure of operating segments [line items]
Consolidated gross profit	¥ 2,945.5	¥ 2,806.2	¥ 2,768.6
General and administrative expenses	(1,821.1)	(1,747.1)	(1,739.6)
Others	28.5	24.9	56.0
Consolidated net business profit	1,152.9	1,084.0	1,085.0
Operating segments [member] | Wholesale Business Unit [member]
Disclosure of operating segments [line items]
Consolidated gross profit	707.5	634.9	620.1
General and administrative expenses	(303.6)	(299.9)	(303.6)
Others	65.8	53.5	50.5
Consolidated net business profit	469.7	388.5	367.0
Operating segments [member] | Retail Business Unit [member]
Disclosure of operating segments [line items]
Consolidated gross profit	1,146.9	1,127.4	1,176.1
General and administrative expenses	(935.5)	(910.4)	(934.5)
Others	3.5	2.2	2.0
Consolidated net business profit	214.9	219.2	243.6
Operating segments [member] | Global Business Unit [member]
Disclosure of operating segments [line items]
Consolidated gross profit	872.0	723.7	680.8
General and administrative expenses	(461.3)	(383.3)	(370.9)
Others	20.5	26.3	52.9
Consolidated net business profit	431.2	366.7	362.8
Operating segments [member] | Global Markets Business Unit [member]
Disclosure of operating segments [line items]
Consolidated gross profit	390.6	460.7	438.6
General and administrative expenses	(92.3)	(82.9)	(79.6)
Others	39.8	35.7	32.5
Consolidated net business profit	338.1	413.5	391.5
Head office account and others [member]
Disclosure of operating segments [line items]
Consolidated gross profit	(171.5)	(140.5)	(147.0)
General and administrative expenses	(28.4)	(70.6)	(51.0)
Others	(101.1)	(92.8)	(81.9)
Consolidated net business profit	¥ (301.0)	¥ (303.9)	¥ (279.9)